AB CAP FUND, INC.

-AB Global Core Equity Portfolio

Class A (Ticker: GCEAX), Class C (Ticker: GCECX), Advisor Class (Ticker: GCEYX)

(the “Fund”)

Supplement dated December 15, 2025 to the Fund’s Prospectus and Summary Prospectus dated October 31, 2025, as amended.

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Effective immediately, the following chart replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectus and Summary Prospectus for the Fund as applicable.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Rasmus Lee Hansen	Since December 2025	Vice President of the Adviser

Klaus Ingemann	Since 2014	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Funds – Portfolio Managers” in the Prospectus for the Fund.

The following table lists the persons with the most significant responsibility for the day-to-day management of the Fund’s portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Rasmus Lee Hansen; since December 2025; Vice President of the Adviser	Vice President of the Adviser since prior to 2020. Co-Chief Investment Officer—Global Core Equity.

Klaus Ingemann; since 2014; Senior Vice President of the Adviser	Senior Vice President of the Adviser since prior to 2020. Chief Investment Officer—Global Core Equity.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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 This Supplement should be read in conjunction with the Prospectus and Summary Prospectus for the Fund.

You should retain this Supplement with your Prospectus(es) for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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